SEGMENT REPORTING - Sales by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Sales	$ 76,571	$ 53,270	$ 70,615
Total Americas
Disclosure of geographical areas [line items]
Sales	25,408	20,182	27,286
United States
Disclosure of geographical areas [line items]
Sales	7,300	9,991	15,238
Brazil
Disclosure of geographical areas [line items]
Sales	8,204	4,396	5,094
Canada
Disclosure of geographical areas [line items]
Sales	4,282	2,537	3,004
Mexico
Disclosure of geographical areas [line items]
Sales	2,356	1,707	1,941
Argentina
Disclosure of geographical areas [line items]
Sales	1,440	679	814
Others
Disclosure of geographical areas [line items]
Sales	1,826	872	1,195
Total Europe
Disclosure of geographical areas [line items]
Sales	42,184	26,305	35,368
Germany
Disclosure of geographical areas [line items]
Sales	6,541	4,200	5,694
Poland
Disclosure of geographical areas [line items]
Sales	5,298	3,231	3,957
France
Disclosure of geographical areas [line items]
Sales	4,874	3,115	4,114
Spain
Disclosure of geographical areas [line items]
Sales	4,187	2,817	3,855
Italy
Disclosure of geographical areas [line items]
Sales	5,426	3,195	4,317
Czech Republic
Disclosure of geographical areas [line items]
Sales	1,362	752	1,244
Turkey
Disclosure of geographical areas [line items]
Sales	1,508	1,075	1,499
United Kingdom
Disclosure of geographical areas [line items]
Sales	1,519	966	1,434
Belgium
Disclosure of geographical areas [line items]
Sales	1,847	1,274	1,617
Netherlands
Disclosure of geographical areas [line items]
Sales	1,623	878	1,142
Russia
Disclosure of geographical areas [line items]
Sales	1,583	804	876
Romania
Disclosure of geographical areas [line items]
Sales	443	335	720
Ukraine
Disclosure of geographical areas [line items]
Sales	948	515	540
Others
Disclosure of geographical areas [line items]
Sales	5,025	3,148	4,359
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	8,979	6,783	7,961
South Africa
Disclosure of geographical areas [line items]
Sales	2,448	1,366	2,260
Morocco
Disclosure of geographical areas [line items]
Sales	689	492	583
Egypt
Disclosure of geographical areas [line items]
Sales	85	103	309
Rest of Africa
Disclosure of geographical areas [line items]
Sales	1,068	619	1,278
China
Disclosure of geographical areas [line items]
Sales	943	1,622	676
Kazakhstan
Disclosure of geographical areas [line items]
Sales	747	425	470
South Korea
Disclosure of geographical areas [line items]
Sales	608	331	380
India
Disclosure of geographical areas [line items]
Sales	142	142	95
Rest of Asia
Disclosure of geographical areas [line items]
Sales	2,249	1,683	1,910
Luxembourg
Disclosure of geographical areas [line items]
Sales	$ 185	$ 114	$ 151